FINANCE LEASES - Operating Lease Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Lease Receivables
Operating lease receivables	$ 39,035	$ 75,128
Up to 1 year [member]
Financial Lease Receivables
Operating lease receivables	16,067	22,744
More than a year up to two years
Financial Lease Receivables
Operating lease receivables	13,766	21,418
From two to three years
Financial Lease Receivables
Operating lease receivables	$ 9,202	18,438
From three to five years
Financial Lease Receivables
Operating lease receivables		$ 12,528